Expense Example - Peerless Option Income Wheel ETF [Member]	Jul. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	$ 1,492